Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Under ASC Topic 606 Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services is transferred to customers in exchange for an amount that reflects the consideration the Group expects to be entitled to and in return for transferring those goods or services.

Significant Judgments

Revenue from contracts with customers includes commission income from securities, futures and derivative brokerage, market making trading and insurance brokerage. The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of progress under the contract; whether revenue should be presented gross or net of certain costs; and whether constraints on variable consideration should be applied due to uncertain future events.

Commissions and Fees

The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to TRS trading business and CFD trading services when the Group acts as a market maker). Each time a customer executes a securities, futures, derivative or CFD transaction, commissions and fees are earned. Commissions and related clearing fees and expenses are recorded on the trade date. The performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership are transferred to/from the customer. The Group charges securities brokerage commissions and market making commissions based on the amount of transaction volume, or the number of shares, lots of contracts executed in each order, which generally vary in accordance with the type of products or services the Group offers.

The Group also earns commission income arising from insurance brokerage services which are recognized at a point in time when the performance obligation has been satisfied by successfully referring an insurance client to an insurer in accordance with the relevant broker contract. The commission earned is equal to a percentage of the premium paid to the insurance provider.

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Years ended December 31,
	2025	2024	2023
Insurance brokerage commissions	$-	$479,112	$1,169,306
Securities brokerage commissions	2,568	635,414	2,732,846
Market making commissions and fees	15	125,095	3,121,661
Total revenue from contracts with customers	$2,583	$1,239,621	$7,023,813

Hong Kong	$2,583	$1,114,526	$3,902,152
Cayman Islands	-	125,095	3,121,661
	$2,583	$1,239,621	$7,023,813

All of the Group’s revenues from contracts with customers are recognized at a point in time. As of December 31, 2025 and 2024, the Company had no contract liabilities.

Trading Gains (Losses)

Trading gains and losses along with interest revenue fall within the scope of ASC Topic 825, Financial Instruments.

Trading gains (losses) consist of realized and unrealized gains (losses) derived from (i) managed portfolio trading positions where the Group acts as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions, (iii) trading gains/(losses) from proprietary TRS trading activities, and (iv) trading gains/(losses) from OTC stock option trading activities. Trading gains/(losses) is recorded on a trade date basis. The following table represents trading gains (losses) breakdown:

	For the Years ended December 31,
	2025	2024	2023
CFD trading (losses) gains	$(11)	$396,765	$16,204,480
TRS trading gains (losses)	770,878	(672,460)	(5,076,247)
OTC stock option trading gains (losses)	8,277	(32,259,164)	(798,725)
Other trading gains	6,226	7,985	149,996
Total	$785,370	$(32,526,874)	$10,479,504

The following table represents the effect of trading activities in the account of “trading gains (losses)” on the consolidated statements of operations and comprehensive loss:

	For the Years ended December 31,
Type of Instrument	2025	2024	2023
Foreign currency	$-	$594	$-
Stock indices	(11)	482,146	18,663,955
Commodities	-	(85,975)	(2,459,475)
Equities	785,381	(32,923,639)	(5,724,976)
Total	$785,370	$(32,526,874)	$10,479,504

The revenue related to each category includes realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Interest Income and Other

Interest income primarily consists of interests earned on bank deposits and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

Other income primarily consists of the gain on extinguishment of liabilities, dividends income, transaction fee, advisory service fee, government subsidy and other miscellaneous charges from customers etc.

Staking Reward from Digital Assets

For the year ended December 31, 2025, the Company generates revenue through staking rewards.

The Company staked its own digital assets validating nodes, including SOL and SUI on their respective block chains. Through the contracts with block chains, the Company provides digital assets to stake on a node for the purpose of validating transactions and adding blocks to a respective blockchain network. The Company’s enforceable right to compensation begins when, and lasts for as long as, the Company provides staking services to the block chains; the Company’s performance obligation extends over the contract term given its continuous provision of staking services. This period of time corresponds with the period of service for which the block chains determines compensation due to us. Given cancellation terms of the contract, and the Company’s customary business practice, the contract effectively provides the option to renew for successive contract terms daily.

The Company is entitled to terminate its contract with block chain at any time at its own discretion. In exchange for staking the digital assets and validating transactions on blockchain networks, the Company is entitled to all of the fixed digital asset award for running the Company’s own node, for successfully validating or adding a block to the blockchain.

The provision of validating blockchain transactions is an output of the Company’s ordinary activities. Each separate block creation or validation under a smart contract with a network represents a performance obligation. The transaction consideration the Company receives - the digital asset awards - is a non-cash consideration, which the Company measures at fair value on the date received. The fair value of the digital asset award received is determined using the quoted price of the related cryptocurrency at the time of receipt. The satisfaction of the performance obligation for transaction verification services occurs at a point in time when confirmation is received from the network indicating that the validation is complete, and the awards are available for transfer. At that point, revenue is recognized.